AURORA 10Q - PRIVATE PLACEMENTS (Details) - USD ($)							6 Months Ended	12 Months Ended
	Feb. 24, 2023	Nov. 09, 2021	Aug. 03, 2021	May 10, 2021	Mar. 10, 2021	Mar. 08, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Aug. 24, 2023
PRIVATE PLACEMENTS
Ordinary shares outstanding								299,783,421		737,585,438
Ordinary shares issued								299,783,421		737,585,438
Aurora Acquisition Corp
PRIVATE PLACEMENTS
Proceeds from sale of Private Placement Warrants								$ 0	$ 6,860,057
Sponsor agreement, forfeiture by sponsor upon closing of private warrants		50.00%		50.00%
Sponsor locked up shares percentage		20.00%		20.00%
Surrender and cancellation of Founder Shares	$ 263,123,592								$ 0
Surrender and cancellation of Founder Shares (in dollars per share)							$ 10.2178
Aurora Acquisition Corp | Public shareholders
PRIVATE PLACEMENTS
Surrender and cancellation of Founder Shares (in shares)	24,087,689
Class A ordinary share
PRIVATE PLACEMENTS
Ordinary shares outstanding								24,452,565
Ordinary shares issued								24,452,565			91,300,735
Private Placement | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Number of shares of common stock to be issued (in shares)									3,500,000
Surrender and cancellation of Founder Shares	$ 263,123,592
Surrender and cancellation of Founder Shares (in dollars per share)	$ 10.2178
Private Placement | Aurora Acquisition Corp | Public shareholders
PRIVATE PLACEMENTS
Surrender and cancellation of Founder Shares (in shares)	24,087,689
Sponsor | Aurora Acquisition Corp | Public shareholders
PRIVATE PLACEMENTS
Surrender and cancellation of Founder Shares (in shares)	24,087,689
Sponsor | Class A ordinary share | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Ordinary shares outstanding							2,048,838
Ordinary shares issued							2,048,838
Novator Private Placement Share | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Proceeds from sale of Private Placement Warrants						$ 35,000,000
Private Placement Warrants | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Proceeds from sale of Private Placement Warrants						$ 6,400,000
Private Placement Warrants | Over-allotment Option | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Number of shares of common stock to be issued (in shares)					306,705
Proceeds from sale of Private Placement Warrants					$ 460,057
Private Placement Warrants | Sponsor | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Surrender and cancellation of Founder Shares (in shares)	1,663,760
Sponsor and certain of Company's directors and officers | Novator Private Placement Units | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Number of shares of common stock to be issued (in shares)			3,500,000			3,500,000
Price of warrants			$ 10.00			$ 10.00
Proceeds from sale of Private Placement Warrants			$ 35,000,000			$ 35,000,000
Sponsor and certain of Company's directors and officers | Novator Private Placement Share | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Number of shares per warrant			1			1
Sponsor and certain of Company's directors and officers | Novator Private Placement Share | Private Placement | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Number of shares of common stock to be issued (in shares)						3,500,000
Price of warrants						$ 10.00
Sponsor and certain of Company's directors and officers | Private Placement Warrants
PRIVATE PLACEMENTS
Number of shares per warrant						0.25
Sponsor and certain of Company's directors and officers | Private Placement Warrants | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Number of shares of common stock to be issued (in shares)								3,500,000		3,500,000
Price of warrants								$ 10.00		$ 10.00
Number of shares per warrant			1				1
Sponsor and certain of Company's directors and officers | Private Placement Warrants | Class A ordinary share | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Price of warrants			$ 11.50
Number of shares per warrant			1		1
Exercise price of warrant					$ 11.50	$ 11.50
Sponsor and certain of Company's directors and officers | Private Placement Warrants | Private Placement | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Number of shares of common stock to be issued (in shares)			4,266,667			4,266,667
Price of warrants			$ 1.50			$ 1.50
Proceeds from sale of Private Placement Warrants			$ 6,400,000			$ 6,400,000
Sponsor and certain of Company's directors and officers | Private Placement Warrants | Over-allotment Option | Aurora Acquisition Corp
PRIVATE PLACEMENTS
Number of shares of common stock to be issued (in shares)			440,000		306,705	440,000
Proceeds from sale of Private Placement Warrants			$ 660,000		$ 460,057	$ 660,000